                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22152

                        Oppenheimer Transition 2025 Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 11/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2025 Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                            SHARES      VALUE
                                                           -------   -----------
INVESTMENT COMPANIES--100.4%(1)
ALTERNATIVE INVESTMENT FUND--5.3%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y    355,298   $ 1,208,013
FIXED INCOME FUNDS--12.2%
Oppenheimer Core Bond Fund, Cl. Y                          302,282     1,865,078
Oppenheimer Limited-Term Government Fund, Cl. Y             99,312       915,656
                                                                     -----------
                                                                       2,780,734
                                                                     -----------
GLOBAL EQUITY FUNDS--14.9%
Oppenheimer Developing Markets Fund, Cl. Y                  43,420     1,196,645
Oppenheimer International Growth Fund, Cl. Y                46,752     1,131,399
Oppenheimer Quest International Value Fund, Cl. Y           72,300     1,086,665
                                                                     -----------
                                                                       3,414,709
                                                                     -----------
MONEY MARKET FUND--0.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.31%(2)                                                126,099       126,099
                                                                     -----------
U.S. EQUITY FUNDS--67.4%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)            103,805     4,129,351
Oppenheimer Discovery Fund, Cl. Y                           51,884     2,220,131
Oppenheimer Main Street Fund, Cl. Y                         82,816     2,333,753
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y            111,084     2,868,185
Oppenheimer Value Fund, Cl. Y                              195,704     3,847,536
                                                                     -----------
                                                                      15,398,956
                                                                     -----------
TOTAL INVESTMENTS, AT VALUE (COST $19,164,190)               100.4%   22,928,511
Liabilities in Excess of Other Assets                         (0.4)      (89,673)
                                                           -------   -----------
Net Assets                                                   100.0%  $22,838,838
                                                           =======   ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS


                      1 | OPPENHEIMER TRANSITION 2025 FUND

Oppenheimer Transition 2025 Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES                                      SHARES
                                                              FEBRUARY 28,     GROSS          GROSS       NOVEMBER 30,
                                                                  2009       ADDITIONS     REDUCTIONS         2009
                                                              ------------   ---------     ----------     ------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      44,052        67,081          7,328        103,805
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y          105,477       271,079         21,258        355,298
Oppenheimer Core Bond Fund, Cl. Y                                139,025       185,120         21,863        302,282
Oppenheimer Developing Markets Fund, Cl. Y                        27,003        25,912          9,495         43,420
Oppenheimer Discovery Fund, Cl. Y                                     --        53,980(a)       2,096         51,884
Oppenheimer Institutional Money Market Fund, Cl. E               114,755     8,425,044      8,413,700        126,099
Oppenheimer International Growth Fund, Cl. Y                      50,622        39,728         43,598         46,752
Oppenheimer Limited-Term Government Fund, Cl. Y                       --       104,450          5,138         99,312
Oppenheimer Main Street Fund, Cl. Y                               40,880        47,675          5,739         82,816
Oppenheimer MidCap Fund, Cl. Y                                    78,749        48,172        126,921(a)          --
Oppenheimer Quest International Value Fund, Cl. Y
(formerly Oppenheimer Quest International Value Fund, Inc.)       42,820        44,920         15,440         72,300
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                   67,413        69,069         25,398        111,084
Oppenheimer Value Fund, Cl. Y                                     88,472       124,792         17,560        195,704

                                                                                         REALIZED
                                                                 VALUE        INCOME    GAIN (LOSS)
                                                              -----------   ---------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y                  $ 4,129,351   $      --    $ (63,328)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y         1,208,013          --      (52,472)
Oppenheimer Core Bond Fund, Cl. Y                               1,865,078      68,413      (65,501)
Oppenheimer Developing Markets Fund, Cl. Y                      1,196,645          --      (43,321)
Oppenheimer Discovery Fund, Cl. Y                               2,220,131          --      (28,184)
Oppenheimer Institutional Money Market Fund, Cl. E                126,099         594           --
Oppenheimer International Growth Fund, Cl. Y                    1,131,399          --      (15,031)
Oppenheimer Limited-Term Government Fund, Cl. Y                   915,656      16,309            6
Oppenheimer Main Street Fund, Cl. Y                             2,333,753          --      (37,247)
Oppenheimer MidCap Fund, Cl. Y                                         --          --      (31,057)
Oppenheimer Quest International Value Fund, Cl. Y
(formerly Oppenheimer Quest International Value Fund, Inc.)     1,086,665          --      (18,704)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                 2,868,185          --      (87,755)
Oppenheimer Value Fund, Cl. Y                                   3,847,536          --      (59,039)
                                                              -----------   ---------    ---------
                                                              $22,928,511   $  85,316    $(501,633)
                                                              ===========   =========    =========

(a.) All or a portion is the result of a corporate action.

(2.) Rate shown is the 7-day yield as of November 30, 2009.

(3.) Non-income producing security.


                      2 | OPPENHEIMER TRANSITION 2025 FUND

Oppenheimer Transition 2025 Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2009 based on valuation input level:

                           LEVEL 1--         LEVEL 2--            LEVEL 3--
                           UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                         QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                         -------------   -----------------   -------------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies      $22,928,511           $--                  $--           $22,928,511
                          -----------           ---                  ---           -----------
Total Assets              $22,928,511           $--                  $--           $22,928,511
                          -----------           ---                  ---           -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.


                      3 | OPPENHEIMER TRANSITION 2025 FUND

Oppenheimer Transition 2025 Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $20,502,492
                                 ===========
Gross unrealized appreciation    $ 2,426,019
Gross unrealized depreciation             --
                                 -----------
Net unrealized appreciation      $ 2,426,019
                                 ===========


                      4 | OPPENHEIMER TRANSITION 2025 FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2025 Fund


By: /s/ William F. Glavin
    ---------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin
    ---------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/06/2010